S-K 1603(a)(9) Restrictions on Selling Securities	Aug. 06, 2026
Ravenna 7 LLC [Member] | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (i) the six month anniversary of the completion of our initial business combination and (ii) the date on which the closing price of our Class A ordinary shares exceeds $12.50 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period following our initial business combination; provided that the restriction shall immediately terminate upon the date following the completion of our initial business combination in which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the public shareholders having the right to exchange their ordinary shares for cash, securities or other property
SPAC Sponsor, Persons and Entities Subject to Restrictions	Ravenna 7 LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers are permitted (a) to our officers or directors, any affiliates or family member of any of our officers or directors, any members or partners of our sponsor or their affiliates, any affiliates of our sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of one of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or in connection with the consummation of a business combination at prices no greater than the price at which the founder shares, private placement units or ordinary shares, as applicable, were originally purchased; (f) by virtue of our sponsor’s organizational documents upon liquidation or dissolution of our sponsor; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to the completion of our initial business combination; or (i) in the event of completion of a liquidation, merger, share exchange or other similar transaction which results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property subsequent to the completion of an initial business combination; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions. Transfers of founder shares, private placement units, private placement warrants and ordinary shares, including ordinary shares included in units or issued or issuable upon the exercise of the private placement warrants or conversion of the founder shares shall be permitted regardless of whether a filing under Section 16(a) of the Exchange Act shall be

AndTo the extent such founder shares, private placement units, private placement warrants and ordinary shares, are deemed underwriters’ compensation pursuant to FINRA Rule 5110(e), the 180-day transfer restriction applies except as permitted under FINRA Rule 5110(e)(2).
Ravenna 7 LLC [Member] | Common Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after the effective date of the registration statement of which this prospectus forms a part
SPAC Sponsor, Persons and Entities Subject to Restrictions	Ravenna 7 LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (i) with the prior written consent of Chardan and (ii) to any transfer of founder shares to any of our current officers or current or future independent director (as long as such current officer or current or future independent director transferee is subject to the letter agreement or executes an agreement substantially identical to the terms of letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer)
Ravenna 7 LLC [Member] | Private Placement Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination, unless approved by our public shareholdersAnd180 days after the effective date of the registration statement of which this prospectus forms a part (FINRA Rule 5110(e)(1))
Gbola Amusa [Member] | Common Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Gbola Amusa, M.D., CFA
Guy Barudin [Member] | Common Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Guy Barudin
Isaac Manke [Member] | Common Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Isaac Manke, Ph.D.
Jonas Grossman [Member] | Common Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Jonas Grossman